Commitments and contingencies	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies
25.	Commitments and contingencies

(a)	Commitments

The Group leases its facilities and offices under non-cancelable operating lease agreements. The rental expenses were RMB222.2 million, RMB175.0 million and RMB210.7 million during the years ended December 31, 2016, 2017, and 2018, respectively, and were charged to the consolidated
statement of comprehensive income/(loss) when incurred.

Certain of these arrangements have renewal or expansion options and adjustments for market provisions, such as free or escalating base monthly rental payments. The Group recognizes rental expense under such arrangements on the straight-line basis over the initial term of the lease. The difference between the straight-line expense and the cash paid for rent was recorded as prepaid rent.

The Group used third party services for server custody and bandwidth. The contracts are typically 12 months in duration. The Group typically contracts these services according to the traffic level of its online marketplace and the respective server storage and bandwidth required to support the traffic.

The Group engaged third parties for promoting its brand image through various advertising channels, including advertising on internet search engines, platforms and other traditional off-line media. The amount of advertising commitments relates to the committed advertising services that have not been delivered and paid.

As of December 31, 2018, future minimum commitments under non-cancelable agreements were as follows:

	2019	2020	2021	2022	2023	Thereafter	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Facilities and offices rental commitments	187,581	103,807	66,499	15,243	15,580	49,562	438,272
Server custody and bandwidth fee commitments	37,827	—	—	—	—	—	37,827
Advertising commitments	54,681	—	—	—	—	—	54,681
Bank loans and accrued interest payable	820,750	—	—	—	—	—	820,750
Total	1,100,839	103,807	66,499	15,243	15,580	49,562	1,351,530

Other than those shown above, the Group did not have any significant capital or other commitments, long-term obligations, or guarantees as of December 31, 2018.

(b)	Contingencies

From time to time, the Group is involved in claims and legal proceedings that arise in the ordinary course of business. Based on currently available information, management does not believe that the ultimate outcome of the unresolved matters, individually and in the aggregate, are likely to have a material adverse effect on the Group’s financial position, results of operations or cash flows. However, litigations are subject to inherent uncertainties and the Group’s view of these matters may change in the future. When an unfavorable outcome to occur, there exists the possibility of a material adverse impact on the Group’s financial position and results of operations for the periods in which the unfavorable outcome occurs, and potentially in future periods.